Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Total current tax expense	€ 1,778	€ 1,752	€ 1,651
Total deferred tax income	(552)	(241)	(668)
Total income tax expense	1,226	1,511	983
Germany
Income Taxes
Total current tax expense	625	733	935
Total deferred tax income	(3)	57	(584)
Foreign
Income Taxes
Total current tax expense	1,153	1,019	716
Total deferred tax income	€ (549)	€ (298)	€ (84)